Share Capital (Details) - Schedule of outstanding warrants - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of warrants [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Number of warrants, Outstanding beginning balance	19,428,000	6,053,000
Number of warrants, Granted	25,000	40,332,000
Number of warrants, Exercised		(26,957,000)
Number of warrants, Expired	(300,000)
Number of warrants, Outstanding ending balance	19,153,000	19,428,000
Weighted average exercise price [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Weighted average exercise price, Outstanding beginning balance	$ 4.16	$ 0.41
Weighted average exercise price, Granted	3.47	3.37
Weighted average exercise price, Exercised		2.13
Weighted average exercise price, Expired	1.19
Weighted average exercise price, Outstanding ending balance	$ 4.21	$ 4.16